Insurance	12 Months Ended
Dec. 31, 2024
Insurances [Abstract]
Insurance
20. Insurance

	2024 $m	2023 $m

At 1 January	37	32

Insurance expenses	28	21

Claims and other amounts paid	(23)	(15)

Impact of discounting and other changes	(3)	(1)

At 31 December	39	37

Analysed as:

Current	14	12

Non-current	25	25

	39	37

Incurred but not reported claims a	18	20

Reported but not settled claims	21	17

	39	37

a.	Includes unallocated loss expenses.
Of the total reserves, $15m (2023: $19m) relates to international general liability and $17m (2023: $14m) relates to workers’ compensation. The utilisation of IBNR reserves is dependent on the timing of claims being reported and ultimately being settled; based on historical experience the majority are expected to be settled within five years (2023: five years). The maximum liabilities of the last five policy years is $71m (2023: $49m). Actual claims have not significantly differed from estimates in
the last five years.

	2024 $m	2023 $m

Revenue from insurance activities	23	21

Insurance expenses (inclusive of overhead costs)	(29)	(23)

Insurance result	(6)	(2)